Short-Term Borrowings (Details)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Interest-Bearing Loans [Line Items]
Commercial bank loan						$ 144,986	¥ 1,000,000
Bears an interest rate						4.35%	4.35%
Reviewed and increased			$ 385,921	¥ 2,740,000
Total drawdowns								$ 247,511		$ 116,424
Commercial bank loan								$ 1,000,014	¥ 7,100,000
Loan bears an interest rate								3.90%	3.90%
Loan					$ 2,000,000
Ledo Interactive (HK) Co., Limited [Member]
Interest-Bearing Loans [Line Items]
Interest rate					15.00%
Forecast [Member]
Interest-Bearing Loans [Line Items]
Reviewed and increased	$ 422,541	¥ 3,000,000